Stock Options and Warrants - Additional Information (Detail)	2 Months Ended	12 Months Ended
	May. 31, 2013 $ / shares shares	May. 31, 2015 USD ($) Tranche $ / shares shares	May. 31, 2014 USD ($) $ / shares	Feb. 28, 2015 shares	Feb. 06, 2015 $ / shares shares	Sep. 26, 2014 $ / shares shares	Oct. 23, 2013 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares	$ 0.75	$ 0.50
Term of warrants	5 years	5 years
Interest expense associated with conversion and exercise inducement | $		$ 1,526,254	$ 193,160
Cash proceeds from warrant exercises | $		1,141,435	50,000
Direct costs associated with the convertible notes | $		$ 708,000	$ 120,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares		$ 0.75
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares		2.00
Alpha Venture Capital Partners, L.P.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares		$ 0.50			$ 0.50	$ 0.50
Term of warrants		5 years
Alpha Venture Capital Partners, L.P. | Detachable common stock warrants with a two-year term
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		250,000				250,000
Alpha Venture Capital Partners, L.P. | Detachable common stock warrants, with terms of two or three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		75,000			75,000
Investor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise	8,527,984	9,451,056
Warrant exercise price | $ / shares			$ 0.50
Investor | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares	$ 0.75	$ 0.50
Investor | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares	$ 2.00	$ 2.00
Third Party Consulting Firm and Scientific Advisor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, vesting percentage		50.00%
Exercisable warrants, expire period		5 years
Shares of Common Stock issued upon exercise		150,000
Warrant exercise price | $ / shares		$ 0.83
Warrants, termination date		Dec. 08, 2019
Number of tranches for warrant vesting | Tranche		3
Warrants vested in each trance		50,000
Third Party Consulting Firm and Scientific Advisor | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date		Mar. 31, 2015
Third Party Consulting Firm and Scientific Advisor | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date		Sep. 30, 2015
Third Party Consulting Firm and Scientific Advisor | Tranche 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date		Mar. 31, 2016
Scientific advisor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		100,000
Warrant exercise price | $ / shares		$ 1.15
Warrants, termination date		Dec. 31, 2019
Scientific advisor | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date		Apr. 30, 2015
Warrants vested and become exercisable		33,334
Scientific advisor | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date		Aug. 31, 2015
Warrants vested and become exercisable		33,333
Scientific advisor | Tranche 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants, exercisable date		Dec. 31, 2015
Warrants vested and become exercisable		33,333
Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares		$ 0.75					$ 0.75
Convertible Debt
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares		$ 0.75
Term of warrants		5 years
Face amount of notes | $		$ 7,531,050
Convertible Debt | Investor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		1,061,586
Face amount of notes | $		$ 4,000,000
Convertible Debt | Private Equity Offering
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		530,802
Warrant exercise price | $ / shares		$ 0.75
Term of warrants		5 years
Direct costs associated with the convertible notes | $		$ 285,000
Convertible Note One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		1,938,974
Warrant exercise price | $ / shares		$ 2.00
Interest expense associated with conversion and exercise inducement | $		$ 555,000
Cash proceeds from warrant exercises | $		$ 1,066,435
Convertible Note One | Reduction in Conversion Price
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares		$ 0.55
Convertible Note One | Additional
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash proceeds from warrant exercises | $		$ 75,000
Stock warrants exercised | $		$ 100,000
Warrants exercise price per share | $ / shares		$ 0.75
2012 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		6,310,677
Warrant exercise price | $ / shares		$ 1.00
Warrants, exercisable date		Oct. 31, 2015
Interest expense associated with conversion and exercise inducement | $		$ 970,000
Compensation expense related to stock options and warrants | $		631,000	$ 928,400
Grant date fair value of options | $		886,000	$ 2,274,000
Unrecognized compensation costs | $		$ 527,000
Weighted average period over which unrecognized compensation costs is expected to be recognized		1 year 1 month 17 days
2012 Equity Incentive Plan | Exercisable through December 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		186,667
2012 Equity Incentive Plan | Exercisable until January 15, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		160,000
2012 Equity Incentive Plan | Consultant Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		150,000
Warrant exercise price | $ / shares		$ 1.05
2012 Equity Incentive Plan | Third Party Consulting Firm and Scientific Advisor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Common Stock issued upon exercise		150,000
2012 Equity Incentive Plan | Third Party Consulting Firm and Scientific Advisor | Consultant One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price | $ / shares		$ 1.15
2012 Equity Incentive Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future stock-based grants		2,754,930
2012 Equity Incentive Plan | Stock Options | Before Amendment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance				3,000,000
2012 Equity Incentive Plan | Stock Options | After amendment
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance				5,000,000
2012 Equity Incentive Plan | Stock Options | Directors and Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, shares		483,973
Stock options grant date fair value | $ / shares		$ 0.43
2012 Equity Incentive Plan | Stock Options | Directors and Employee | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, exercise price | $ / shares		0.66
2012 Equity Incentive Plan | Stock Options | Directors and Employee | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, exercise price | $ / shares		$ 0.81
2012 Equity Incentive Plan | Stock Options | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable warrants, expire period		5 years
Stock options grant date fair value | $ / shares		$ 0.35
2012 Equity Incentive Plan | Stock Options | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, number of shares vested		50,000
Stock options, vesting period		3 years
Exercisable warrants, expire period		5 years
2012 Equity Incentive Plan | Stock Options | Vesting Schedule One | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, number of shares vested		333,973
Stock options, vesting period		1 year
Exercisable warrants, vesting percentage		25.00%
2012 Equity Incentive Plan | Stock Options | Vesting Schedule Two | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, number of shares vested		100,000
Stock options, vesting period		2 years
Exercisable warrants, vesting percentage		50.00%